United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/1999

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfax, 5/22/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      44

Form 13F Information Table Value Total: 125,447(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

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
                                               FORM 13F INFORMATION TABLE

                                                        VALUE     SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000)   PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
AMB PPTY CORP                              C   00163T109    $1,786     89600SH           SOLE               89600
APARTMENTINVT. + MGMT CO                   C   03748R101    $4,893    122900SH           SOLE               122900
ARDEN RLTY INC                             C   039793104    $2,235    111400SH           SOLE               111400
AVALONBAY CMNTYS INC                       C   053484101    $6,416    185300SH           SOLE               185300
BOSTON PPTYS INC                           C   101121101    $3,586    115200SH           SOLE               115200
BRANDYWINE RLTY TR                         C   105368203    $1,754    107100SH           SOLE               107100
CBL + ASSOC PPTYS INC                      C   124830100    $1,126     54600SH           SOLE               54600
CAMDEN PPTY TR                             C   133131102    $2,786    100400SH           SOLE               100400
CATELLUS DEV CORP                          C   149111106    $3,088    241000SH           SOLE               241000
CHELSEA GCA REALTY INC                     C   163262108    $2,475     83200SH           SOLE               83200
CORNERSTONE PPTYS INC                      C    21922H10    $1,544    105600SH           SOLE               105600
DEVELOPERS DIVERSIFIED RLTY                C   251591103    $2,928    227400SH           SOLE               227400
DUKE WEEKS RLTY CORP                       C   264411505    $4,618    236800SH           SOLE               236800
EQUITY OFFICE PPTYS TR                     C   294741103    $6,206    252000SH           SOLE               252000
EQUITY RESIDENTIAL PPTYS TR                C    29476L10    $3,966     92900SH           SOLE               92900
FIRST INDL RLTY TR INC                     C    32054K10    $1,336     48700SH           SOLE               48700
GABLES RESIDENTIAL TR                      C   362418105      $833     34700SH           SOLE               34700
GROVE REAL ESTATE ASSET TR                 C   399613108    $1,147     86600SH           SOLE               86600
HIGHWOODS PPTYS INC                        C   431284108    $1,533     64900SH           SOLE               64900
HOST MARRIOTT CORP NEW                     C    44107P10    $3,287    398475SH           SOLE               398475
JDN RLTY CORP                              C   465917102    $1,037     64300SH           SOLE               64300
KILROY RLTY CORP                           C    49427F10    $4,036    180400SH           SOLE               180400
KIMCO RLTY CORP                            C    49446R10    $3,537    104400SH           SOLE               104400
MACERICH CO                                C   554382101    $1,417     68100SH           SOLE               68100
MACK CA RLTY CORP                          C   554489104    $3,810    146200SH           SOLE               146200
MERISTAR HOSPITALITY CORP                  C    58984Y10    $2,707    169200SH           SOLE               169200
PS BUSINESS PKS INC CA                     C    69360J10    $1,934     85000SH           SOLE               85000
PAYDEN + RYGEL EXTENDED MMKT               C    7049919J      $714    713702SH           SOLE               713702
POST PPTYS INC                             C   737464107    $3,959    103500SH           SOLE               103500
PROLOGIS TR                                C   743410102    $1,546     80300SH           SOLE               80300
PUBLIC STORAGE INC                         C    74460D10    $5,391    237600SH           SOLE               237600
RECKSON ASSOCS RLTY CORP                   C    75621K10    $3,741    182500SH           SOLE               182500
REGENCY RLTY CORP                          C   758939102    $1,274     63700SH           SOLE               63700
ROUSE CO                                   C   779273101    $2,297    108100SH           SOLE               108100
SL GREEN RLTY CORP                         C    78440X10    $2,871    132000SH           SOLE               132000
SIMON PPTY GROUP INC NEW                   C   828806109    $4,042    176200SH           SOLE               176200
SMITH CHARLES E RESIDENTIAL                C   832197107    $2,851     80600SH           SOLE               80600
SPIEKER PPTYS INC                          C   848497103    $4,008    110000SH           SOLE               110000
STARWOOD HOTELS + RESORTS                  C    85590A20    $4,534    192950SH           SOLE               192950
STORAGE USA INC                            C   861907103    $3,942    130300SH           SOLE               130300
SUN CMNTYS INC                             C   866674104    $2,878     89400SH           SOLE               89400
TRIZEC HAHN CORP                           C   896938107    $1,553     92000SH           SOLE               92000
URBAN SHOPPING CTRS INC                    C   917060105      $895     33000SH           SOLE               33000
VORNADO RLTY TR                            C   929042109    $2,932     90200SH           SOLE               90200








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